Certain Financial Statement Caption Information (Tables)	12 Months Ended
Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Summary of Marketable Securities

The following is a summary of the Company’s marketable securities (in thousands):

	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
December 31, 2019
Corporate debt securities	1 or less	$2,699	$1	$—	$2,700
Corporate debt securities	>1 and <5	999	1	—	1,000
Commercial paper	1 or less	5,481	4	—	5,485
Asset-backed securities	1 or less	3,646	4	—	3,650
		$12,825	$10	$—	$12,835
December 31, 2018
Corporate debt securities	1 or less	$10,013	$1	$(4)	$10,010
Corporate debt securities	>1 and <5	6,293	2	(4)	6,291
Commercial paper	1 or less	24,584	—	(8)	24,576
U.S. treasury securities	1 or less	1,997	—	—	1,997
Asset-backed securities	1 or less	10,612	—	(8)	10,604
Asset-backed securities	>1 and <5	1,797		(2)	1,795
		$55,296	$3	$(26)	$55,273

Summary of Property and Equipment

Property and equipment is comprised of (in thousands):

	December 31,
	2019	2018
Laboratory equipment	$2,184	$4,445
Computers, software and office equipment	252	322
Furniture and fixtures	216	610
Leasehold improvements	636	1,927
	3,288	7,304
Less: accumulated depreciation	(1,599)	(3,331)
	$1,689	$3,973

Components of Accrued Liabilities

Accrued liabilities are comprised of (in thousands):

	December 31,
	2019	2018
Clinical trial expenses	$2,404	$4,535
Payroll and other employee-related expenses	1,116	2,840
Contract manufacturing services	387	3,411
Lease liability	416	—
Professional fees	330	474
Interest payable	37	205
Other	552	1,629
Total accrued liabilities	$5,242	$13,094